REALIZED AND UNREALIZED GAIN ON INVESTMENTS	9 Months Ended
Mar. 27, 2021
Realized And Unrealized Gain On Investments
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

19.	REALIZED AND UNREALIZED GAIN ON INVESTMENTS

During the three and nine months ended March 27, 2021 and March 28, 2020, realized and unrealized gain on investments consisted of the following:

	Three Months Ended		Nine Months Ended
	March 27,	March 28,	March 27,	March 28,
	2021	2020	2021	2020

Gain on Changes in Fair Value of Investments	-	(86,124)	-	(16,600,604)

Total Realized and Unrealized Gain on Investments	$-	$(86,124)	$-	$(16,600,604)